Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
ASSETS
Cash and cash equivalents	$ 36,014	$ 60,197
Accounts receivable, net	112,838	112,240
Inventories	109,290	102,446
Salespersons overdrafts, net of allowance of $12,915 and $11,467, respectively	30,074	30,619
Income tax receivable	2,022
Prepaid expenses and other current assets	19,313	18,295
Deferred income taxes	21,896	21,054
Total current assets	331,447	344,851
Property, plant and equipment	501,286	477,746
Less accumulated depreciation	(291,236)	(263,295)
Property, plant and equipment, net	210,050	214,451
Goodwill	983,114	1,008,499
Intangibles, net	448,394	503,809
Deferred financing costs, net	52,486	50,174
Deferred income taxes	2,564	2,690
Other assets	11,533	13,789
Prepaid pension costs	4,906	5,712
Total assets	2,044,494	2,143,975
LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDER'S (DEFICIT)
Accounts payable	55,350	51,728
Accrued employee compensation and related taxes	30,547	30,848
Commissions payable	21,365	21,965
Customer deposits	176,996	183,308
Income taxes payable	29,812	29,277
Interest payable	34,294	37,914
Current portion of long-term debt and capital leases	4,026	16,260
Other accrued liabilities	36,384	32,344
Total current liabilities	388,774	403,644
Long-term debt and capital leases-less current maturities	1,913,579	1,972,469
Deferred income taxes	158,095	181,680
Pension liabilities, net	97,174	53,673
Other noncurrent liabilities	44,851	42,521
Total liabilities	2,602,473	2,653,987
Mezzanine equity	578	145
Preferred stock $.01 par value; authorized 300,000 shares; none issued and outstanding at December 31, 2011 and January 1, 2011
Common stock $.01 par value; authorized 1,000 shares; 1,000 shares issued and outstanding at December 31, 2011 and January 1, 2011
Additional paid-in-capital	103	54
Accumulated deficit	(495,499)	(480,615)
Accumulated other comprehensive loss	(63,161)	(29,596)
Total stockholder's deficit	(558,557)	(510,157)
Total liabilities, mezzanine equity and stockholder's deficit	$ 2,044,494	$ 2,143,975